16. Short and long-term debt (Details 3) - Finimp [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
DisclosureOfDebtLineItems [Line Items]
Recognition and issuance date	1/13/2017
Bank	Banco do Brasil
Principal amount	R$ 16,803
Interest rate (p.a.)	6.13%
Maturity date	1/5/2018
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 5,245
Recognition and issuance date	2/1/2017
Bank	Banco do Brasil
Principal amount	R$ 27,057
Interest rate (p.a.)	6.15%
Maturity date	1/28/2018
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 8,595
Recognition and issuance date	2/10/2017
Bank	Banco do Brasil
Principal amount	R$ 15,001
Interest rate (p.a.)	6.14%
Maturity date	2/5/2018
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 4,815
Recognition and issuance date	4/20/2017
Bank	Banco do Brasil
Principal amount	R$ 13,442
Interest rate (p.a.)	6.20%
Maturity date	4/16/2018
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 4,274
Recognition and issuance date	5/31/2017
Bank	Banco Safra
Principal amount	R$ 17,540
Interest rate (p.a.)	4.85%
Maturity date	5/29/2018
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 5,407
Recognition and issuance date	6/26/2017
Bank	Banco do Brasil
Principal amount	R$ 31,929
Interest rate (p.a.)	5.95%
Maturity date	6/21/2018
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 9,638
Recognition and issuance date	6/26/2017
Bank	Banco Safra
Principal amount	R$ 15,142
Interest rate (p.a.)	5.17%
Maturity date	6/21/2018
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 4,571
Recognition and issuance date	6/30/2017
Bank	Banco do Brasil
Principal amount	R$ 34,526
Interest rate (p.a.)	5.85%
Maturity date	6/28/2018
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 10,436
Recognition and issuance date	6/30/2017
Bank	Banco do Brasil
Principal amount	R$ 25,879
Interest rate (p.a.)	5.85%
Maturity date	6/28/2018
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 7,823
Recognition and issuance date	10/30/2017
Bank	Banco do Brasil
Principal amount	R$ 8,768
Interest rate (p.a.)	5.53%
Maturity date	1/12/2018
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 2,693
Recognition and issuance date	12/4/2017
Bank	Banco Safra
Principal amount	R$ 30,383
Interest rate (p.a.)	5.11%
Maturity date	11/29/2018
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 9,347